Related Party Transactions	5 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Class B Ordinary shares

During the period ended December 31, 2021, the Company issued an aggregate of 2,875,000 Class B Ordinary Shares to the Sponsor for an aggregate purchase price of $25,000 in cash. The Sponsor will collectively own 20% of the Company’s issued and outstanding shares after the Proposed Offering (assuming the initial shareholders do not purchase any Public Shares in the Proposed Offering and excluding the Placement Units and underlying securities).

On August 16, 2021, our sponsor purchased 2,875,000 Founder Shares for an aggregate purchase price of $25,000, or approximately $0.009 per share. On September 7, 2021, our sponsor assigned 5,000 ordinary shares to Cu Seng Kiu, our Chief Financial Officer, and 2,500 ordinary shares to each of our three independent directors.

The initial shareholders have agreed not to transfer, assign or sell any of the Class B Ordinary Shares (except to certain permitted transferees) until, with respect to 50% of the Class B Ordinary Shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Class B Ordinary Shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note — Related Party

On August 6, 2021, the Sponsor issued an unsecured promissory note to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000, to be used for payment of costs related to the Proposed Offering. The note is non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Proposed Offering. As of December 31, 2021, the Company had borrowed $88,542 under the promissory note with our sponsor, which amount remains outstanding and is due and payable to the Sponsor by Energem at the Closing of the Business Combination.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into additional Placement Units at a price of $10.00 per Unit. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

ENERGEM CORP.

NOTES TO FINANCIAL STATEMENTS

Note 5 — Related Party Transactions (Continued)

Administrative Support Agreement

Commencing on the date of the Energem IPO and until completion of the Company’s Business Combination or liquidation, the Company shall reimburse the Sponsor the total of $10,000 per month for office space, secretarial and administrative support. To date, these payments have accrued but remain unpaid and owed to the Sponsor and will be paid by Energem at the Closing of the Business Combination.

Note 5 — Related Party Transactions

Class B Ordinary shares

On August 16, 2021, our sponsor purchased 2,875,000 founder shares for an aggregate purchase price of $25,000, or approximately $0.009 per share. On September 7, 2021, our sponsor assigned 5,000 ordinary shares to Cu Seng Kiu, our Chief Financial Officer, and 2,500 ordinary shares to each of the Company’s three independent directors. The Sponsor with the Company’s officers and directors collectively own approximately 20% of the Company’s issued and outstanding shares after the Offering including the Placement Units.

The Sponsor with the Company’s officers and directors have agreed not to transfer, assign or sell any of the Class B ordinary shares (except to certain permitted transferees) until, with respect to 50% of the Class B ordinary shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, with respect to the remaining 50% of the Class B ordinary shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Promissory Note — Related Party

On August 6, 2021, the Sponsor issued an unsecured promissory note to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000, to be used for payment of costs related to the Proposed Offering. The note is non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Proposed Offering. As of September 30, 2022, the Company had borrowed $88,542 under the promissory note with our sponsor, which amount remains outstanding.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into additional Placement Units at a price of $10.00 per Unit. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans or the promissory note.

ENERGEM CORP.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Note 5 — Related Party Transactions (Continued)

Administrative Support Agreement

Commencing on the date of the consummation of the Initial Public Offering and until completion of the Company’s Business Combination or liquidation, the Company has agreed to reimburse Energem LLC, the Sponsor, in the amount of $10,000 per month for office space, secretarial and administrative support. This amount has accrued since November 18, 2021 and remains unpaid and is due at the closing of the Business Combination.